2019 REGISTERED DIRECT OFFERING - Derivative liabilities using Black Scholes Model (Details)		3 Months Ended	12 Months Ended
	May 14, 2019 $ / shares	Dec. 31, 2020 $ / shares	Sep. 30, 2020 $ / shares	Sep. 30, 2019 $ / shares	Jul. 01, 2020 $ / shares
Closing price per share of common stock		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input		88.15	88.15
Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input		0.16	0.16
Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input		0	0
Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input		1.08	1.08
Derivative Financial Instruments, Liabilities [Member] | Registered Direct Offering 2019 [Member]
Closing price per share of common stock	$ 0.283	$ 0.15	$ 0.17	$ 0.240
Derivative Financial Instruments, Liabilities [Member] | Registered Direct Offering 2019 [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input	0.40	0.40	0.40	0.40
Derivative Financial Instruments, Liabilities [Member] | Registered Direct Offering 2019 [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	93.44	82.41	82.24	92.11
Derivative Financial Instruments, Liabilities [Member] | Registered Direct Offering 2019 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	2.20	0.27	0.22	1.55
Derivative Financial Instruments, Liabilities [Member] | Registered Direct Offering 2019 [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input	0	0	0	0
Derivative Financial Instruments, Liabilities [Member] | Registered Direct Offering 2019 [Member] | Measurement Input, Expected Term [Member]
Remaining expected term of underlying securities (years)	5 years	3 years 4 months 2 days	3 years 7 months 6 days	4 years 7 months 10 days